SHARE CAPITAL - Disclosure of warrants outstanding and exercisable (Details)	Aug. 31, 2026 Share	Jul. 31, 2026 Share Year $ / shares	Jul. 31, 2025 $ / shares	Jul. 31, 2024 $ / shares
Disclosure of classes of share capital [line items]
Number of Warrants Outstanding and Exercisable	786,346
Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 2.24	$ 0.21	$ 0.12
Number of Warrants Outstanding and Exercisable		17,176,621
Weighted Average Remaining Contractual Life (Years) | Year		1.33
Warrants [Member] | September 24, 2026 [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 0.67
Number of Warrants Outstanding and Exercisable		786,346
Weighted Average Remaining Contractual Life (Years) | Year		0.15
Warrants [Member] | December 30, 2026 [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 0.75
Number of Warrants Outstanding and Exercisable		3,198,335
Weighted Average Remaining Contractual Life (Years) | Year		0.42
Warrants [Member] | October 22, 2027 [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 2.5
Number of Warrants Outstanding and Exercisable		800,000
Weighted Average Remaining Contractual Life (Years) | Year		1.23
Warrants [Member] | October 30, 2027 [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 3
Number of Warrants Outstanding and Exercisable		4,000,000
Weighted Average Remaining Contractual Life (Years) | Year		1.25
Warrants [Member] | October 30, 2027 - Finder's or agent's warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 3
Number of Warrants Outstanding and Exercisable		102,200
Weighted Average Remaining Contractual Life (Years) | Year		1.25
Warrants [Member] | June 2, 2028 [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 2.6
Number of Warrants Outstanding and Exercisable		7,895,000
Weighted Average Remaining Contractual Life (Years) | Year		1.84
Warrants [Member] | June 2, 2028 - Finder's or agent's warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares		$ 1.9
Number of Warrants Outstanding and Exercisable		394,740
Weighted Average Remaining Contractual Life (Years) | Year		1.84